Property and equipment, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 25	$ 17	$ 5
Gain (Loss) on Disposition of Property Plant Equipment	$ 13